UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22131

                                                                                                 MILLER INVESTMENT TRUST

(Exact name of registrant as specified in charter)

20 William Street, Wellesley, MA                          02481

                                                                            (Address of principal executive offices)

                                                                       (Zip code)

Emile R. Molineaux, Esq.

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

_______________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code:  (631) 470-2616

Date of fiscal year end:  October 31st

Date of reporting period:  July 1, 2007 - June 30, 2008

ITEM 1. PROXY VOTING RECORD:

Registrant: Miller Investment Trust	Item 1 - Miller Convertible Fund
Investment Company Act file number:811-22131
Reporting Period: July 1, 2007 through June 30, 2008*

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	General Electric	GE	369604103	23-Apr-08	Auditor selection	Mgt Proposal	No	N/A	N/A
2	General Electric	GE	369604103	23-Apr-08	Cumulative Voting	S/H Proposal	No	N/A	N/A
3	General Electric	GE	369604103	23-Apr-08	Roles of CEO/Chairman	S/H Proposal	No	N/A	N/A
4	General Electric	GE	369604103	23-Apr-08	Unearned Mgt Bonuses	S/H Proposal	No	N/A	N/A
5	General Electric	GE	369604103	23-Apr-08	Over-extended directors	S/H Proposal	No	N/A	N/A
6	General Electric	GE	369604103	23-Apr-08	Charitable Contributions	S/H Proposal	No	N/A	N/A
7	General Electric	GE	369604103	23-Apr-08	Global Warming	S/H Proposal	No	N/A	N/A
8	General Electric	GE	369604103	23-Apr-08	Advisory on Exec Comp	S/H Proposal	No	N/A	N/A
9	General Electric	GE	369604103	23-Apr-08	Election of Directors	Mgt Proposal	No	N/A	N/A
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17	* Fund commenced operations on 12/27/07
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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

                  MILLER  INVESTMENT TRUST

By (Signature and Title)*      /s/ Greg Miller

Greg Miller, President and Treasurer

Date: August 28, 2008

* Print the name and title of each signing officer under his or her signature.